Total Operating Expenses - Additional Information (Detail) € in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2018 EUR (€)	Jun. 30, 2017 EUR (€)		Jun. 30, 2018 EUR (€)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 EUR (€)
Disclosure Of Operating Expenses [abstract]
Research and development costs | €	€ 12,523	€ 8,420	[1]	€ 22,821		€ 15,427	[1]
Attorneys' fees					$ 8,332,453.46
Expert fees					465,390.34
Litigation expenses and costs					$ 1,717,100.69
Litigation and opposition | €	€ 600	€ 100		€ 800		€ 400

[1]	See Note 3 for details regarding the restatement as a result of a change in accounting policy.